Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation
(a)
Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners’ consolidated balance sheets, statement of partners’ capital, statements of comprehensive income and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Partners’ annual report for the year ended December 31, 2024 filed on Form 20-F on March 28, 2025 (the “Annual Report”) with the U.S. Securities and Exchange Commission (“SEC”). Where necessary, comparative figures have been reclassified to conform to changes in presentation in the current periods. The Company has changed its classification of “Direct vessel expenses” to reallocate these amounts between “Vessel operating expenses” and “Depreciation and amortization” in the condensed Consolidated Statements of Comprehensive Income. Management has assessed the impact of this change as immaterial to the financial statements. For the three month period ended June 30, 2024, this resulted in the reclassification of $3,011 and $15,905 of vessel operating expenses and amortization of deferred drydock and special survey costs, respectively, under the captions “Vessel operating expenses” and “Depreciation and amortization” in the condensed Consolidated Statements of Comprehensive Income. The aggregate amount of $18,916 was previously presented under the caption “Direct vessel expenses” in the condensed Consolidated Statements of Operations for the three month period ended June 30, 2024. For the six month period ended June 30, 2024, this resulted in the reclassification of $6,217 and $30,252 of vessel operating expenses and amortization of deferred drydock and special survey costs, respectively, under the captions “Vessel operating expenses” and “Depreciation and amortization” in the condensed Consolidated Statements of Comprehensive Income. The aggregate amount of $36,469 was previously presented under the caption “Direct vessel expenses” in the condensed Consolidated Statements of Operations for the six month period ended June 30, 2024.

Based on internal forecasts and projections that take into account reasonably possible changes in Company’s trading performance, management believes that the Company has adequate financial resources, including cash from sale of vessels (see Note 4 – Vessels, net and Note 15 – Subsequent events) to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least 12 months from the date of issuance of these condensed consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Principles of consolidation	Principles of consolidation: The accompanying interim condensed consolidated financial statements include Navios Partners’ wholly owned subsidiaries from their dates of incorporation, or from their dates of redomiciliation, or from the date of acquiring control or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners’ condensed consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i)

equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights.

A discussion of the Company’s significant accounting policies can be found in Note 2 – Summary of significant accounting policies to the Company’s consolidated financial statements included in the Annual Report. There have been no material changes to these policies in the six month period ended June 30, 2025, apart from those discussed below:

Revenue and Expense Recognition
(c)
Revenue and Expense Recognition:

Revenue from time chartering and bareboat chartering

Revenues from time chartering and bareboat chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease components will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering and bareboat chartering of vessels amounted to $315,290 and $301,435 for the three month periods ended June 30, 2025 and 2024, respectively. Revenue from time chartering and bareboat chartering of vessels amounted to $607,345 and $571,696 for the six month periods ended June 30, 2025 and 2024, respectively.

Revenue from voyage charters

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. In accordance with ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenue from voyage contracts amounted to $3,568 and $32,729 for the three month periods ended June 30, 2025 and 2024, respectively. Revenue from voyage contracts amounted to $8,798 and $70,870 for the six month periods ended June 30, 2025 and 2024, respectively.

Revenue from pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases under the scope of ASC 842 and is recognized for the applicable period when collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. Revenue from vessels operating in pooling arrangements amounted to $8,700 and $7,991 for the three month periods ended June 30, 2025 and 2024, respectively. Revenue from vessels operating in pooling arrangements amounted to $15,527 and $18,144 for the six month periods ended June 30, 2025 and 2024, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Derivative instruments
(d)
Derivative instruments: Navios Partners may periodically enter into derivative instruments, such as interest rate swaps, to manage exposure to interest rate fluctuations associated with specific borrowings. All derivative instruments are initially recognized on the consolidated balance sheet at their fair value. Transaction costs related to derivatives are expensed as incurred. The accounting treatment for changes in the fair value of the derivative depends on its intended use, whether the Company has designated it as part of a hedging relationship, and whether the hedging relationship meets the necessary criteria for hedge accounting under ASC 815, Derivatives and Hedging.

At the inception of a derivative contract, the Company may designate the derivative as an accounting hedge of the variability in cash flows associated with a forecasted transaction (“Cash Flow Hedge”). For a derivative to qualify for Cash Flow Hedge accounting, the hedging relationship must be formally documented at inception and must be expected to be highly effective in offsetting changes in the cash flows of the hedged item. This effectiveness is assessed both at hedge inception and on an ongoing basis. Changes in the fair value of a derivative designated and qualified as an effective Cash Flow Hedge are recognized in other comprehensive income/ (loss) and reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. Any ineffective portion of a designated Cash Flow Hedge is recognized immediately in earnings. Changes in the fair value of derivatives that are not designated as accounting hedges under ASC 815 are also recognized in earnings in the period in which they occur.

Hedge accounting is discontinued prospectively when the derivative instrument expires, is sold, terminated, or exercised; when the hedging relationship no longer qualifies for hedge accounting under ASC 815; or when the Company elects to remove the hedge designation. Upon discontinuation, the cumulative gain or loss associated with the hedge that remains in accumulated other comprehensive income/ (loss) continues to be deferred and is reclassified into earnings in the same period or periods during which the forecasted transaction affects earnings. However, if the forecasted transaction is no longer probable of occurring, the amount previously recorded in accumulated other comprehensive income/ (loss) is immediately reclassified into earnings.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in Navios Partners’ Annual Report.